PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

3.    PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2012 and 2013 are as follows:

	2012	2013
Prepayment for utility and telecom expenses	47,460	37,150
Prepayment for rental expenses	46,057	28,353
Proceeds receivable from disposal of subsidiaries	12,580	20,669
Amounts receivable from agents for exercised options on behalf of employees	2,272	19,493
Deposits to vendors	19,187	17,357
Employee advances	11,694	12,622
Prepayment for advertisement, consultation and insurance	5,012	7,156
Other current assets	28,272	38,432
Total	172,534	181,232